CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies And Commitments
Schedule of contractual obligations

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2017	2016
	MCh$	MCh$

Letters of credit issued	201,699	158,800
Foreign letters of credit confirmed	75,499	57,686
Guarantees	1,823,793	1,752,610
Personal guarantees	81,577	125,050
Subtotal	2,182,568	2,094,146
Available on demand credit lines	8,135,489	7,548,820
Other irrevocable credit commitments	260,691	260,266
Total	10,578,748	9,903,232

Schedule of held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Third party operations
Collections	175,200	163,303
Assets from third parties managed by the Bank and its affiliates	1,660,804	1,586,405
Subtotal	1,836,004	1,749,708
Custody of securities
Securities held in custody	383,002	390,155
Securities held in custody deposited in other entity	760,083	687,610
Issued securities held in custody	22,046,701	18,768,572
Subtotal	23,189,786	19,846,337
Total	25,025,790	21,596,045